General and administrative expense - Summary of Detailed Information About General and Administrative Expenses (Detail) - EUR (€) € in Thousands		12 Months Ended
	Mar. 16, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Detailed Information AboutGeneral and Administrative Expenses [Line Items]
Depreciation of property, plant and equipment		€ 21,599	€ 20,347
Depreciation of right-of-use assets		11,734	8,537	€ 6,710
Amortization of intangible assets including impairment		3,053	3,635
Total		50,643	98,957	323,358
General and administrative expenses
Disclosure of Detailed Information AboutGeneral and Administrative Expenses [Line Items]
Employee benefits expenses		24,989	42,796	65,089
Depreciation of property, plant and equipment		109	257	185
Depreciation of right-of-use assets		6,247	5,949	5,676
Amortization of intangible assets including impairment		1,562	723	577
IT costs		4,173	4,037	3,307
Housing and facility costs		1,167	764	490
Travelling costs		949	942	398
Legal, accounting and consulting fees		(432)
Legal, accounting and consulting fees			(32,908)	(73,867)
Insurance costs		4,564	4,276	7,164
Other costs		7,315	6,305	7,891
Share-based payment expenses - SPAC Transaction	€ 158,714	0	0	158,714
Total		€ 50,643	€ 98,957	€ 323,358